Restructuring, impairment and other non-recurring costs	12 Months Ended
Jun. 30, 2026
Restructuring Impairment And Other Non-recurring Costs
Restructuring, impairment and other non-recurring costs

8. Restructuring, impairment and other non-recurring costs

	Year Ended June 30
(US dollars in thousands)	2026	2025	2024
Corporate restructuring - litigation provision	537	596	-
Fiscal provision	772	154	1,389
Gain on effectuation of DOCA	(575)	(514)	-
Remediation	-	-	-
Acquisition related and other costs	717	176	3
Total	1,451	412	1,392

In the year ended June 30, 2026, the Company recognised restructuring and other non-recurring costs of US$1.45 million (2025: US$0.41 million; 2024: US$1.39 million), comprising a corporate restructuring litigation provision, a fiscal provision relating to HMRC’s VAT assessment, a loss on effectuation of the Deed of Company Arrangement (DOCA), and acquisition-related and other costs.

In the year ended June 30, 2023, a provision of $1 million was made for the potential failure to convince HMRC that the VAT claims made by VivoPower PLC (“PLC”) were correct and should be refunded to the company. During FY24, HMRC cancelled the VAT Registration for PLC on the basis that the claim had no merit. Post year-end, PLC has lodged a formal appeal with HMRC and is currently considering further options, which may include seeking a Tribunal hearing if necessary.

Also, in FY24 HMRC cancelled the VAT registration of VivoPower International Services Ltd (“VISL”) due to outstanding payments. Post year end VISL has lodged a formal appeal with HMRC. Should this appeal fail we then plan to insist on a Tribunal hearing.

Additionally, post year end both PLC and VISL have engaged a UK based legal firm specializing in solving VAT issues with HMRC.

Restructuring and other non-recurring costs by nature are one-time incurrences, and therefore, do not represent normal trading activities of the business. These costs are disclosed separately in order to draw them to the attention of the reader of the financial information and enable comparability in future periods.